Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001866501
Registrant Name	Wallbox N.V.
Registration File Number	333-297890
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES